UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2003

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cardinal Capital Management, LLC

Address:  One Fawcett Place
          Greenwich, CT  06830


13F File Number: 28-07760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Amy K. Minella
Title:  Managing Director
Phone:  (203) 863-8981


Signature, Place and Date of Signing:

/s/ Amy. K. Minella                Greenwich, CT               May 20, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total: $319,396
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                        FORM 13F INFORMATION TABLE


Cardinal Capital Management, L.L.C.
FORM 13F
31-Mar-03

COLUMN 1                   COLUMN  2     COLUMN 3   COLUMN 4  COLUMN 5   COLUMN 6COLUMN 7  COLUMN 8
                                                                                 Voting Authority
                                                                                 -----------------
                           Title of                  Value     Shares/   Invstmt Other
Name of Issuer             Class         CUSIP      (x$1000)   Prn Amt   Dscretn Managers    Sole    Shared   None
Advanced PCS               Common Stock  00790K109    $4,256    150,168  Sole    N/A        72,550              77,618
Albemarle Corp             Common Stock  012653101    $4,057    166,600  Sole    N/A        81,900              84,700
Apogee Enterprises, Inc.   Common Stock  037598109    $5,165    628,300  Sole    N/A       292,400             335,900
Caremark Rx Inc.           Common Stock  141705103    $9,270    510,750  Sole    N/A       236,850             273,900
Chemed Corp                Common Stock  163596109    $8,613    271,800  Sole    N/A       126,550             145,250
Chesapeake Energy          Common Stock  165167107    $4,840    615,800  Sole    N/A       287,800             328,000
Columbian Rope Co.         Common Stock  198684102    $1,060      6,840  Sole    N/A                             6,840
Constellation Brands       Common Stock  21036P108   $12,810    564,300  Sole    N/A       265,000             299,300
Crescent Real Estate       Common Stock  225756105    $2,990    207,900  Sole    N/A        97,900             110,000
Crown City Plating Co      Common Stock  228237103      $186     35,500  Sole    N/A                            35,500
Dade Behring Holding       Common Stock  23342J206    $6,075    324,000  Sole    N/A       151,100             172,900
Del Monte Foods            Common Stock  24522P103    $8,476  1,136,200  Sole    N/A       526,900             609,300
Deluxe Corp.               Common Stock  248019101   $12,605    314,100  Sole    N/A       147,100             167,000
El Paso Electric           Common Stock  283677854   $12,999  1,203,600  Sole    N/A       591,800             611,800
Electro Rent Corp.         Common Stock  285218103    $6,061    638,000  Sole    N/A       295,600             342,400
Emcor Group                Common Stock  29084Q100    $9,182    190,300  Sole    N/A        89,400             100,900
First City Liq Trust Cert  Common Stock  33762E108    $7,967    622,397  Sole    N/A       284,192             338,205
Fossil Inc.                Common Stock  349882100    $3,124    181,400  Sole    N/A        83,900              97,500
Fuel Tech NV               Common Stock  359523107    $1,272    384,200  Sole    N/A       170,900             213,300
Hollinger Int'l            Common Stock  435569108   $10,912  1,381,300  Sole    N/A       652,100             729,200
Ikon Office Solutions      Common Stock  451713101    $4,830    680,300  Sole    N/A       310,400             369,900
Intergraph Corp.           Common Stock  458683109   $14,337    826,800  Sole    N/A       388,100             438,700
Lab Corp of America        Common Stock  50540R409    $9,930    334,900  Sole    N/A       156,300             178,600
Lancaster Colony Corp.     Common Stock  513847103    $6,941    181,000  Sole    N/A        81,800              99,200
Lincoln Electric           Common Stock  533900106    $5,933    328,500  Sole    N/A       153,400             175,100
Mentor Corp.               Common Stock  587188103    $1,645     96,100  Sole    N/A        44,600              51,500
Moore Corp. Ltd.           Common Stock  615785102    $9,090    868,200  Sole    N/A       405,600             462,600
Newhall Land & Farm        Common Stock  651426108    $3,451    118,700  Sole    N/A        59,100              59,600
Oxford Health Plans        Common Stock  691471106   $13,333    439,150  Sole    N/A       205,450             233,700
Pico US                    Common Stock  693366205      $199     16,000  Sole    N/A                            16,000
Pier 1 Imports Inc.        Common Stock  720279108    $8,195    516,700  Sole    N/A       240,800             275,900
Pittston Brink's Grp.      Common Stock  725701106    $5,635    406,600  Sole    N/A       189,200             217,400
Playtex                    Common Stock  72813P100    $7,804    968,300  Sole    N/A       451,300             517,000
Polymedica Corp.           Common Stock  731738100    $7,183    235,900  Sole    N/A       108,500             127,400
Pope & Talbot Inc.         Common Stock  732827100    $1,059     84,400  Sole    N/A        41,300              43,100
RH Donnelley Corp.         Common Stock  74955W307   $12,755    429,740  Sole    N/A       200,540             229,200
Right Mgmt.                Common Stock  766573109    $3,592    276,500  Sole    N/A       136,250             140,250
Serologicals Corp.         Common Stock  817523103      $938    110,400  Sole    N/A        47,800              62,600
Silgan Holdings Inc.       Common Stock  827048109    $4,390    198,000  Sole    N/A        92,000             106,000
Speedway Motorsports       Common Stock  847788106   $10,909    462,450  Sole    N/A       216,350             246,100
Storage Technology         Common Stock  862111200    $3,536    174,900  Sole    N/A        83,000              91,900
Summit Properties Inc.     Common Stock  866239106    $3,430    185,400  Sole    N/A        85,800              99,600
Triarc Co. Inc.            Common Stock  895927101   $14,159    508,400  Sole    N/A       239,200             269,200
Trizec Properties Inc.     Common Stock  89687P107    $4,861    571,900  Sole    N/A       267,100             304,800
United Defense Ind.        Common Stock  91018B104   $13,137    607,070  Sole    N/A       295,200             311,870
Viad Corp.                 Common Stock  92552R109   $11,395    531,470  Sole    N/A       249,330             282,140
W.P. Stewart & Co.         Common Stock  G84922106    $1,647     96,700  Sole    N/A        45,000              51,700
Wellsford Real Prpts.      Common Stock  950240200    $3,162    217,800  Sole    N/A        97,200             120,600
REPORT SUMMARY                                      $319,396



01269.0001 #405684